August 13, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust

    File No. 811-22761

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the Stone Ridge All Asset Variance Risk Premium Fund, a series of Stone Ridge Trust III, a Delaware statutory trust, into the Stone Ridge All Asset Variance Risk Premium Fund, a series of the Registrant.

The Registration Statement is proposed to become effective on September 14, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 257-1493 or lizzie.gomez@stoneridgeam.com.

Very truly yours,

/s/ Lizzie Gomez
Lizzie Gomez

Enclosures

cc:	Lauren D. Macioce
Elizabeth J. Reza